Income Taxes (Details) - Schedule of Reconciliation of the Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Provision for Income Taxes [Abstract]
Federal tax benefit at statutory rate	$ (2,065,000)	$ (1,811,000)
State and provisional tax benefit at statutory rate	(1,652,000)	(1,449,000)
Tax effect of:
Permanent differences and others	1,299,000	214,000
Change in valuation allowance	2,418,000	3,046,000
Income tax recovery